Consolidation of RiverFront Investment Partners I, LLC.	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Consolidation of RiverFront Investment Partners I, LLC.

3.	Consolidation of RiverFront Investment Partners I, LLC.

On March 30, 2012 the Company entered into a Contribution Agreement with MRP SE Waterfront Residential, LLC. (“MRP”) to form a joint venture to develop the first phase only of the four phase master development known as RiverFront on the Anacostia in Washington, D.C. The purpose of the Joint Venture is to develop and own an approximately 300,000 square foot residential apartment building (including approximately 18,000 square feet of retail) on approximately 2 acres of the roughly 5.82 acre site. The joint venture, RiverFront Investment Partners I, LLC (“RiverFront I”) was formed in June 2013 as contemplated. The Company contributed land with an agreed to value of $13,500,000 (cost basis of $6,165,000) and contributed cash of $4,866,000 to the Joint Venture for a 77.14% stake in the venture. MRP contributed capital of $5,553,000 to the joint venture including development costs paid prior to formation of the joint venture. Construction commenced in October 2014, first occupancy was in August 2016. The Company’s equity interest in the joint venture was previously accounted for under the equity method of accounting as MRP acts as the administrative agent of the joint venture and oversees and controls the day to day operations of the project.

In July 2017, Phase I (Dock 79) reached stabilization, meaning 90% of the individual apartments have been leased and are occupied by third party tenants. Upon reaching stabilization, the Company has, for a period of one year, the exclusive right to (i) cause the joint venture to sell the property or (ii) cause the Company’s and MRP’s percentage interests in the joint venture to be adjusted so as to take into account the contractual payouts assuming a sale at the value of the development at the time of this “Conversion election”.

The attainment of stabilization results in a change of control for accounting purposes as the veto rights of the minority shareholder lapsed and the Company became the primary beneficiary. As such, beginning July 1, 2017, the Company consolidated the assets (at fair value), liabilities and operating results of the joint venture. This consolidation resulted in a gain on remeasurement of investment in real estate partnership of $60,196,000 of which $20,469,000 was attributed to the noncontrolling interest. In accordance with the terms of the Joint Venture agreements, the Company used the fair value amount at date of conversion and calculated an adjusted ownership under the Conversion election. As such for financial reporting purposes effective July 1, 2017 the Company ownership is based upon this substantive profit sharing arrangement and is estimated at 66.0% on a prospective basis.

	As of July 1, 2017 (in thousands)
	Riverfront	Gain on Remeasure-
	Holdings I, LLC	ment	Revised

Land	$7,220	$21,107	$28,327
Building and improvements, net	81,773	34,362	116,135
Value of leases in place	—	4,727	4,727
Cash	2,295	—	2,295
Cash held in escrow	171	—	171
Accounts receivable	40	—	40
Prepaid expenses	142	—	142
Total Assets	$91,641	$60,196	$151,837

Long-term Debt	$78,587	$—	$78,587
Amortizable debt costs	(852)	—	(852)
Other liabilities	905	—	905
Equity – FRP	8,583	39,727	48,310
Equity – MRP	4,418	20,469	24,887
Total Liabilities and Capital	$91,641	$60,196	$151,837